Consolidated Statements of Financial Position	Sep. 30, 2025 CAD ($)	Sep. 30, 2024 CAD ($)
Current Assets
Cash and cash equivalents	$ 82,908,589	$ 5,720,092
Sales tax receivables	209,918	50,224
Interest receivables	203,153	0
Prepaids	987,911	216,628
Current assets	84,309,571	5,986,944
Non-Current Assets
Right-of-use asset	111,968	117,658
TOTAL ASSETS	84,421,539	6,104,602
Current Liabilities
Accounts payable and accrued liabilities	2,250,839	449,299
Lease liability – current portion	84,528	79,384
Current liabilities	2,335,367	528,683
Lease liability – non-current portion	41,249	39,576
TOTAL LIABILITIES	2,376,616	568,259
Shareholders’ equity
Share capital	123,249,838	35,423,371
Pre-funded warrants	0	455,573
Reserves	5,373,402	4,006,368
Deficit	(46,578,317)	(34,348,969)
TOTAL SHAREHOLDERS’ EQUITY	82,044,923	5,536,343
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 84,421,539	$ 6,104,602